Shareholder Report, Average Annual Return (Details)	12 Months Ended	40 Months Ended	45 Months Ended	53 Months Ended	57 Months Ended	60 Months Ended	120 Months Ended
	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025	Feb. 28, 2025
Without Sales Load [Member] | C000219740
Average Annual Return [Line Items]
Average Annual Return, Percent	5.11%				2.65%
Without Sales Load [Member] | C000012087
Average Annual Return [Line Items]
Average Annual Return, Percent	5.15%					1.18%	1.33%
Without Sales Load [Member] | C000037537
Average Annual Return [Line Items]
Average Annual Return, Percent	5.27%					(0.24%)	1.25%
Without Sales Load [Member] | C000012088
Average Annual Return [Line Items]
Average Annual Return, Percent	4.98%					(2.05%)	0.81%
Without Sales Load [Member] | C000037538
Average Annual Return [Line Items]
Average Annual Return, Percent	4.78%					(5.26%)	(0.23%)
Without Sales Load [Member] | C000012090
Average Annual Return [Line Items]
Average Annual Return, Percent	2.33%					(7.47%)	(0.82%)
Without Sales Load [Member] | C000221912
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.70%)			(14.99%)
Without Sales Load [Member] | C000037536
Average Annual Return [Line Items]
Average Annual Return, Percent	5.05%					2.41%	1.75%
Without Sales Load [Member] | C000053739
Average Annual Return [Line Items]
Average Annual Return, Percent	2.27%					0.27%	1.92%
Without Sales Load [Member] | C000052220
Average Annual Return [Line Items]
Average Annual Return, Percent	2.52%					0.63%	2.12%
Without Sales Load [Member] | C000053740
Average Annual Return [Line Items]
Average Annual Return, Percent	2.42%					0.53%	1.97%
Without Sales Load [Member] | C000069126
Average Annual Return [Line Items]
Average Annual Return, Percent	3.02%					1.10%	1.22%
Without Sales Load [Member] | C000069125
Average Annual Return [Line Items]
Average Annual Return, Percent	5.30%					0.65%	1.67%
Without Sales Load [Member] | C000227271
Average Annual Return [Line Items]
Average Annual Return, Percent	6.74%		(0.07%)
Without Sales Load [Member] | C000231752
Average Annual Return [Line Items]
Average Annual Return, Percent	6.18%	(2.41%)
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	5.84%				(0.83%)
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	5.84%					(0.56%)	1.53%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	5.84%					(0.56%)	1.53%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	5.84%					(0.56%)	1.53%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	5.84%					(0.56%)	1.53%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	5.84%					(0.56%)	1.53%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	5.84%			(1.31%)
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	5.84%					(0.56%)	1.53%
ICE AMT-Free US National Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE AMT-Free US National Municipal Index
Average Annual Return, Percent	2.71%					0.72%	2.19%
ICE AMT-Free US National Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE AMT-Free US National Municipal Index
Average Annual Return, Percent	2.71%					0.72%	2.19%
ICE AMT-Free US National Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE AMT-Free US National Municipal Index
Average Annual Return, Percent	2.71%					0.72%	2.19%
ICE AMT-Free US National Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE AMT-Free US National Municipal Index
Average Annual Return, Percent	2.71%					0.72%	2.19%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.30%					(0.07%)	1.87%
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.30%		(0.53%)
Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	6.30%	(1.10%)
ICE® 0-3 Month US Treasury Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> 0-3 Month US Treasury Securities Index
Average Annual Return, Percent	3.96%				2.07%
ICE® U.S. Treasury 1-3 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Treasury 1-3 Year Bond Index
Average Annual Return, Percent	5.28%					1.30%	1.46%
ICE® U.S. Treasury 3-7 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Treasury 3-7 Year Bond Index
Average Annual Return, Percent	5.40%					(0.12%)	1.37%
ICE® U.S. Treasury 7-10 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Treasury 7-10 Year Bond Index
Average Annual Return, Percent	5.11%					(1.93%)	0.92%
ICE® U.S. Treasury 10-20 Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Treasury 10-20 Year Bond Index
Average Annual Return, Percent	4.83%					(5.27%)	(0.19%)
ICE® U.S. Treasury 20+ Year Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> U.S. Treasury 20+ Year Bond Index
Average Annual Return, Percent	2.46%					(7.40%)	(0.74%)
ICE® BofA® Long US Treasury Principal STRIPS Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> BofA<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Long US Treasury Principal STRIPS Index
Average Annual Return, Percent	(1.62%)			(15.12%)
ICE® Short US Treasury Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Short US Treasury Securities Index
Average Annual Return, Percent	4.44%					2.21%	1.72%
ICE AMT-Free California Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE AMT-Free California Municipal Index
Average Annual Return, Percent	2.37%					0.48%	2.14%
ICE AMT-Free New York Plus Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE AMT-Free New York Plus Municipal Index
Average Annual Return, Percent	2.69%					0.68%	2.16%
ICE® Short Maturity AMT-Free US National Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Short Maturity AMT-Free US National Municipal Index
Average Annual Return, Percent	3.14%					1.20%	1.40%
Bloomberg U.S. Agency Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Agency Bond Index
Average Annual Return, Percent	5.44%					0.53%	1.66%
iBoxx USD Liquid Investment Grade BBB 0+ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iBoxx USD Liquid Investment Grade BBB 0+ Index
Average Annual Return, Percent	6.90%		0.07%
iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	iBoxx MSCI ESG Advanced USD Liquid Investment Grade Index
Average Annual Return, Percent	6.37%	(2.21%)